Employee Benefits - Summary of Amounts Recognized for Other Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	$ 1,306,886,675
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(4,810,081)	$ (150,264,079)
Change in demographic assumptions	2,500,266	2,403,864
Defined benefit liabilities at end of year	1,372,459,213	1,306,886,675
Liability for other long-term benefits
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	11,121,039	12,763,956
Charge to income for the year	2,856,598	2,010,051
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(10,245)	(1,899,096)
Change in demographic assumptions	(206,979)	(166,459)
For experience during the year	(1,342,079)	(1,585,760)
Benefits paid	(1,183)	(1,653)
Defined benefit liabilities at end of year	$ 12,417,151	$ 11,121,039